Net revenue (Details 3) - Contract assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	R$ (675)	R$ (805)
(Provision)	(217)
Reversal		218
Effect of movements in exchange rates	(21)	(88)
Balance at end of period	R$ (913)	R$ (675)